December 19, 2000



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Attention    Filing - Rule 497(j)

      Re:   The Dreyfus/Laurel Funds, Inc.
            Dreyfus Tax-Smart Growth Fund
            Registration Statement File No. 33-16338
            CIK No. 819940

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 77 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 14, 2000.


                                                Very truly yours,


                                                /s/Dawn M. Dennis
                                                Dawn M. Dennis






cc: Thomas Leahey
    Jeff Prusnofsky